Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net.
Schedule of of intangible assets

	As of December 31
	2013	2014
	$	$
Cost
Domain names	2,027,338	2,325,473
Customer Relationships	—	48,391,370
Trademarks	—	144,445,033
Non-compete agreement	—	11,479,848
Others	3,495,469	4,088,219

Intangible assets, cost	5,522,807	210,729,943
Less: Accumulated amortization	(228,434)	(40,556,751)
Less: Impairment of intangible asset (note)	—	(2,724,963)

Intangible assets, net	5,294,373	167,448,229

Note:	The Group reassessed that the future undiscounted cash flow of certain trademarks is less than the carrying amount of the assets, impairment was recognized.